Schedule of other receivables deposits and prepayments (Details) - Alps Global Holding Berhad [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Other receivables	$ 3,345	$ 138,523
Deposits	197,575	130,891
Prepayments	33,953	36,996
Other receivables deposits and prepayments	$ 234,873	$ 306,410